Securities - Other Debt Securities Carried at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	$ 16,607	$ 36,421
Agency
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	0	15,704
Agency-collateralized mortgage obligations
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	7	0
Non-agency residential
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	3,490	3,745
Mortgage-backed securities
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	3,497	19,449
U.S. Treasury and agency securities
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	0	1,541
Non-U.S. securities
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	12,843	15,132
Other taxable securities, substantially all asset-backed securities
Other Debt Securities Carried at Fair Value [Line Items]
Other debt securities carried at fair value	267	299
Other income
Other Debt Securities Carried at Fair Value [Line Items]
Unrealized mark-to-market net gains (losses)	62	1,200
Realized net gains (losses)	$ (324)	$ 272